SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION	6 Months Ended
Jun. 30, 2026
Supplementary Consolidated Balance Sheets Information [Abstract]
SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	June 30, 2026	December 31, 2025
	Unaudited	Audited

Governmental authorities	$4,820	$3,006
Prepaid expenses	11,391	7,877
Deferred charges	7,353	10,040
Advance payments to suppliers	7,945	10,542
Other	3,074	5,941
	$34,583	$37,406

b.	Other current liabilities:

	June 30, 2026	December 31, 2025
	Unaudited	Audited

Payroll and related employee accruals	$15,518	$16,720
Governmental authorities	1,923	1,920
Earn-out considerations (see Note 15)	9,000	19,266
Other	2,473	3,623
	$28,914	$41,529

c.	Other long-term liabilities:

	June 30, 2026	December 31, 2025
	Unaudited	Audited

Earn-out considerations (see Note 15)	$-	$17,172
Other	1,131	2,450
	$1,131	$19,622

d.
During 2025, the Company invested $3,500 in Crosense Technology Ltd. ("Crosense"), an early-stage startup developing drone detection and tracking technology. The investment is presented under Other long-term assets. Subsequent to the balance sheet date, the Company invested an additional $1,000 in Crosense.